CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue		$ 3,359,984	$ 3,101,175	$ 2,914,180
Cost of sales		(2,613,307)	(2,360,431)	(2,064,499)
Gross profit		746,677	740,744	849,681
Research and development expenses, net		(558,110)	(427,111)	(318,247)
Sales and marketing expenses		(30,455)	(35,796)	(35,034)
General and administration expenses		(199,818)	(198,036)	(167,582)
Net impairment losses (recognized) reversal on financial assets		(937)	137	10,211
Other operating income, net		57,283	44,957	177
Profit from operations		14,640	124,895	339,206
Interest income		64,339	27,090	11,243
Finance costs		(24,278)	(18,021)	(23,037)
Foreign exchange losses		(8,499)	(12,694)	(1,640)
Other gains (losses), net		24,282	16,499	(2,113)
Share of gain (loss) profit of investment accounted for using equity method		21,203	(9,500)	(13,777)
Profit before tax		91,687	128,269	309,882
Income tax (expense) benefit		(14,476)	(1,846)	6,552
Profit for the year		77,211	126,423	316,434
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(35,919)	23,213	(19,031)
Change in value of available-for-sale financial assets			(2,381)	807
Cash flow hedges		35,931	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method			17,646
Others			(131)	1
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans		129	(436)	1,520
Total comprehensive income (loss) for the year		77,352	199,477	265,104
Profit (loss) for the year attributable to:
Owners of the Company		134,055	179,679	376,630
Non-controlling interests		(56,844)	(53,256)	(60,196)
Profit for the year		77,211	126,423	316,434
Total comprehensive income (loss) for the year attributable to:
Owners of the Company		133,977	251,135	326,191
Non-controlling interests		(56,625)	(51,658)	(61,087)
Total comprehensive income (loss) for the year		$ 77,352	$ 199,477	$ 265,104
Earnings per share
Basic (in dollars per share)	[1]	$ 0.03	$ 0.04	$ 0.09
Diluted (in dollars per share)	[1]	$ 0.03	$ 0.04	$ 0.08

[1]	The basic and diluted earnings per share for the prior years have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016 (“Share Consolidation”). Please refer to Note 14 for more details